Shareholder Report, Holdings (Details)	Feb. 28, 2026
Institutional Class | Federated Hermes Govt [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
Institutional Class | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Institutional Class | The Campbells [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Institutional Class | Next Era Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Institutional Class | United Rentals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Institutional Class | Leidos Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Institutional Class | Texas Pacific Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Institutional Class | Fortinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Institutional Class | Quity Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Institutional Class | Zoetis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Institutional Class | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Institutional Class | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
Institutional Class | Info T Ech [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.52%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%
Investor Class | Landstar System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Investor Class | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Investor Class | C H Robinson Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Investor Class | Brady Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Investor Class | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Investor Class | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Investor Class | Mueller Industires [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Investor Class | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Investor Class | Toro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.44%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Investor Class | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.69%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.19%
Investor Class | Info T Ech [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
Institutional Class | C H Robinson Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Institutional Class | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Institutional Class | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Institutional Class | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Institutional Class | Toro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Institutional Class | Landstar Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Institutional Class | Matson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Institutional Class | Brady Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Institutional Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Terex Crop [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.44%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Institutional Class | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.69%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.19%
Institutional Class | Info T Ech [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
Institutional class | State Street S P 500 E F T [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Institutional class | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Institutional class | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Institutional class | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Institutional class | Nvdia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional class | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Institutional class | Intuitive Surgical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Institutional class | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Institutional class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Institutional class | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Institutional class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Institutional class | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Institutional class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Institutional class | Info T Ech [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Institutional class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Institutional class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.16%
Institutional class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Institutional class | Energry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Institutional class | Heatlh Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
Class I | Caterpillar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Class I | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Texas Intstruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Class I | Toyota [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class I | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class I | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Class I | Exxon Mobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Class I | A Tand T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Class I | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.45%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Class I | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%
Class I | Info T Ech [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%